Supplemental Expense Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Supplemental Expense Information [Abstract]
Gain on sale of fixed assets	¥ 828	¥ 6,693
Loss from impairment disposal of fixed assets	296	1,531
Disaster related losses	775	3,852	2,544
Related insurance income	1,799	3,144
Loss from disposal of fixed assets			¥ 844